Expense Example - Class A C IS and R6 Shares - Federated Hermes MDT All Cap Core Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	667	916	1,183	1,946	299	615	1,057	2,094	98	306	531	1,178	91	284	493	1,096